Consolidated Statements of Operations and Comprehensive Loss - CAD ($) shares in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
General and Administrative Expenses
Depreciation - Property, plant and equipment	$ (405,750)	$ (191,570)
Depreciation - Right-of-use assets	(409,665)	(263,162)
Compensation and benefits	(2,765,702)	(2,909,986)
Corporate development and marketing	(823,281)	(783,783)
Office and site administration expenses	(956,466)	(657,681)
Professional fees	(559,259)	(260,296)
Regulatory fees	(345,860)	(149,512)
Stock-based compensation	(2,272,266)	(1,632,183)
Total General and Administrative Expenses	(8,538,249)	(6,848,173)
Exploration and Evaluation Expenses	(17,135,991)	(13,433,489)
Operating Loss	(25,674,240)	(20,281,662)
Other Income (Expense)
Interest income	273,504	230,034
Lease interest expenses	(92,271)	(88,466)
Financing interest expenses	(29,307)	0
Rent income - sublease	64,425	90,000
Reclamation accretion expenses	(944,850)	(1,238,099)
Gain on equipment sold	20,860
Foreign exchange loss	(781,738)	(364,856)
Total Other Income (Expense)	(1,489,377)	(1,371,387)
Net Loss	(27,163,617)	(21,653,049)
Other Comprehensive Income (Loss)
Foreign exchange translation	(170,070)	(861,523)
Other Comprehensive Income (Loss)	(170,070)	(861,523)
Comprehensive Loss	$ (27,333,687)	$ (22,514,572)
Net Loss Per Share
- basic and diluted (in dollars per share)	$ (0.54)	$ (0.64)
Weighted Average Number of Shares
- basic and diluted (in shares)	49,844	33,840